MERRILL LYNCH
GROWTH FUND









FUND LOGO








Quarterly Report

January 31, 1997





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Growth Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH GROWTH FUND


DEAR SHAREHOLDER


The relatively benign economic environment that prevailed throughout 1996 continued into the new year. Highlighting year-end economic results were stronger industrial production and greater-than-expected gross domestic product growth for the final quarter of the year. Underscoring the moderating growth trend were some signs of softening in the labor market, and initial indications suggested a respectable but unremarkable holiday selling season.

On balance, US economic fundamentals appear to be the most positive they have been for many years. However, as 1997 begins, the dilemma facing investors is how long the economic expansion can continue at a steady, noninflationary pace. At this late stage of the current economic recovery, investor expectations can quickly change from positive to negative with the release of surprising economic results. Therefore, continued reassurance of steady, noninflationary economic growth would be a very positive development for the stock and bond markets in the new year.

On the international front, the US dollar continued its strong advance relative to the yen and the Deutschemark, raising concerns about the outlook for US trade. In early February, the leading industrialized nations expressed apparent agreement that it was time to seek a lower dollar and less volatility in the foreign exchange markets. It remains to be seen whether these stated intentions will be acted upon, or if the US dollar continues to rise relative to other major currencies.

Portfolio Matters
During the quarter ended January 31, 1997, Merrill Lynch Growth Fund's Class A, Class B, Class C and Class D Shares had total returns of +10.09%, +9.79%, +9.83% and +10.03%, respectively, underperforming the unmanaged Standard & Poor's 500 Composite Index, which had a total return of +12.03% for the period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3--5 of this report to shareholders.)

By way of review for our new investors, the Fund seeks to deliver superior long-term returns by maintaining a focused, bottom-up investment style. Prospective investments are considered within the context of total return potential over a three year--five year holding period. Over time, this has resulted in a relatively concentrated list of portfolio holdings and low portfolio turnover. With this in mind, this shareholder report will review the Fund's very significant exposure to the energy sector, which represented 43.6% of net assets at the end of the January quarter.

The Fund began investing in various energy-related investments several years ago based on the premise that domestic natural gas stocks was undervalued relative to crude oil. Over a period of years, we established positions in a number of natural gas-related equities that, in addition to providing natural gas commodity exposure, possessed real unit growth potential. As time passed, our energy research expanded to include an increasing emphasis on the oilfield service industry. With oilfield service, we saw the potential for significant earnings and cashflow growth as the industry consolidated the overcapacity of the 1980s.

Over the past 24 months, oilfield service capacity utilization has risen dramatically. The attrition of oilfield equipment and skilled personnel during the long industry depression of the late 1980s was nevertheless coincident with consistent growth in demand for oil and natural gas. With rising demand and shrinking supply, various segments of the oilfield service industry began to tighten. This has fueled earnings and cashflow growth for the Fund's oilfield service companies.

Increasing evidence of supply constraints within the oilfield service sector combined with lean commodity inventories has coincided in an upward bias to oil and gas prices for the past 12 months--18 months. We believe these events suggest it is becoming more difficult to grow the deliverability of oil and gas at the same rate as demand growth. Unlike past cycles, where rising energy prices stimulated an acceleration in the growth rate of oil and gas supplies, in the current environment, supply growth may be limited by the constraints facing the oilfield service industry.

Against the backdrop of improving industry fundamentals, we expect periods of oil and gas price volatility to impact share prices of the Fund's energy investments. For example, unforeseen political events or periods of unseasonably warm winter weather may introduce volatility to oil and gas prices that depresses short-term performance of energy-related equities.

While we monitor such events closely, and continually assess the potential impact on our investment premise, we believe that until there is a significant investment cycle in the oilfield service sector, long-term fundamentals for the Fund's energy investments remain positive. For this to happen, oilfield service companies will need to earn reasonable returns on new investment. Despite the recent improvement in business conditions, we believe that earnings and cash flows are still too low to stimulate the level of capital investment in the oilfield service sector needed to materially expand oil and natural gas supplies.

At the end of the January quarter, the Fund's cash position represented 26.4% of net assets. As we have stated in previous shareholder letters, our relatively high cash position is a byproduct of the Fund's disciplined bottom-up investment process. Given the stock market's relatively high valuation, we have been deliberate in deploying the Fund's cash, adhering to our investment principles while we look for suitable long-term investment opportunities.

In Conclusion
We thank you for your continued investment in Merrill Lynch Growth Fund, and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,

(Arthur Zeikel)
Arthur Zeikel
President







(Stephen C. Johnes)
Stephen C. Johnes
Vice President and Portfolio Manager


March 3, 1997



PERFORMANCE DATA



About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                       +29.72%        +22.91%
Five Years Ended 12/31/96                 +21.33         +20.03
Inception (11/28/88)
through 12/31/96                          +20.30         +19.50

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 12/31/96                       +28.38%        +24.38%
Five Years Ended 12/31/96                 +20.09         +20.09
Inception (3/27/87) through 12/31/96      +15.50         +15.50

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/96                       +28.34%        +27.34%
Inception (10/21/94)
through 12/31/96                          +26.34         +26.34

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                       +29.39%        +22.60%
Inception (10/21/94)
through 12/31/96                          +27.34         +24.25

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


PERFORMANCE DATA (continued)

Performance Summary--Class A Shares
                                     Net Asset Value      Capital Gains
Period Covered                     Beginning    Ending     Distributed  Dividends Paid++  % Change*
11/28/88--12/31/88                  $ 9.61     $ 9.44        $0.257         $0.090        + 1.88%
1989                                  9.44      12.33          --            0.211        +32.96
1990                                 12.33      12.20         0.130           --          + 0.03
1991                                 12.20      13.95         1.182          0.012        +25.20
1992                                 13.95      14.88         0.449           --          + 9.97
1993                                 14.88      17.48         2.122           --          +32.37
1994                                 17.48      17.49         0.295           --          + 1.77
1995                                 17.49      21.80         1.723          0.359        +36.82
1996                                 21.80      26.13         1.394          0.708        +29.72
1/1/97--1/31/97                      26.13      27.47          --             --          + 5.13
                                                             ------         ------
                                                       Total $7.552   Total $1.380

                                                   Cumulative total return as of 1/31/97: +368.86%*

++Figures may include short-term capital gains distributions.
 *Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


Performance Summary--Class B Shares
                                     Net Asset Value      Capital Gains
Period Covered                     Beginning    Ending     Distributed  Dividends Paid++  % Change*
3/27/87--12/31/87                   $10.00     $ 8.49        $0.060         $0.187        -12.72%
1988                                  8.49       9.45         0.257          0.140        +16.04
1989                                  9.45      12.35          --            0.084        +31.62
1990                                 12.35      12.09         0.130           --          - 1.02
1991                                 12.09      13.65         1.182          0.012        +23.85
1992                                 13.65      14.39         0.449           --          + 8.79
1993                                 14.39      16.65         2.122           --          +31.11
1994                                 16.65      16.47         0.295           --          + 0.72
1995                                 16.47      20.40         1.723          0.143        +35.45
1996                                 20.40      24.28         1.394          0.485        +28.38
1/1/97--1/31/97                      24.28      25.50          --             --          + 5.02
                                                             ------         ------
                                                       Total $7.612   Total $1.051

                                                   Cumulative total return as of 1/31/97: +328.78%*

++Figures may include short-term capital gains distributions.
 *Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class C Shares
                                     Net Asset Value      Capital Gains
Period Covered                     Beginning    Ending     Distributed  Dividends Paid++  % Change*
10/21/94--12/31/94                  $17.45     $16.47        $0.295           --          - 3.90%
1995                                 16.47      20.30         1.723         $0.239        +35.44
1996                                 20.30      24.13         1.394          0.498        +28.34
1/1/97--1/31/97                      24.13      25.35          --             --          + 5.06
                                                             ------         ------
                                                       Total $3.412   Total $0.737

                                                    Cumulative total return as of 1/31/97: +75.49%*

++Figures may include short-term capital gains distributions.
 *Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


PERFORMANCE DATA (concluded)

Performance Summary--Class D Shares
                                     Net Asset Value      Capital Gains
Period Covered                     Beginning    Ending     Distributed  Dividends Paid++  % Change*
10/21/94--12/31/94                  $18.47     $17.47        $0.295           --          - 3.79%
1995                                 17.47      21.76         1.723         $0.321        +36.52
1996                                 21.76      26.07         1.394          0.650        +29.39
1/1/97--1/31/97                      26.07      27.40          --             --          + 5.10
                                                             ------         ------
                                                       Total $3.412   Total $0.971

                                                    Cumulative total return as of 1/31/97: +78.62%*

++Figures may include short-term capital gains distributions.
 *Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


Recent Performance Results
                                                                                 12 Month    3 Month
                                                    1/31/97  10/31/96  1/31/96   % Change    % Change
ML Growth Fund Class A Shares*                      $27.47    $26.87   $21.39    +35.38%(1)  + 7.77%(1)
ML Growth Fund Class B Shares*                       25.50     25.03    19.99    +35.00(1)   + 7.81(1)
ML Growth Fund Class C Shares*                       25.35     24.89    19.89    +34.92(1)   + 7.82(1)
ML Growth Fund Class D Shares*                       27.40     26.79    21.34    +35.37(1)   + 7.83(1)
Standard & Poor's 500 Index**                       786.16    705.27   636.02    +23.61      +11.47
ML Growth Fund Class A Shares--Total Return*                                     +38.98(2)   +10.09(3)
ML Growth Fund Class B Shares--Total Return*                                     +37.60(4)   + 9.79(5)
ML Growth Fund Class C Shares--Total Return*                                     +37.61(6)   + 9.83(7)
ML Growth Fund Class D Shares--Total Return*                                     +38.67(8)   +10.03(9)
Standard & Poor's 500 Index--Total Return**                                      +26.35      +12.03

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates.
(1)Percent change includes reinvestment of $1.394 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.708 per share ordinary income dividends and $1.394 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.584 per share ordinary income dividends and $1.394 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.485 per share ordinary income dividends and $1.394 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.464 per share ordinary income dividends and $1.394 per share capital gains distributions.
(6)Percent change includes reinvestment of $0.498 per share ordinary income dividends and $1.394 per share capital gains distributions.
(7)Percent change includes reinvestment of $0.468 per share ordinary income dividends and $1.394 per share capital gains distributions.
(8)Percent change includes reinvestment of $0.650 per share ordinary income dividends and $1.394 per share capital gains distributions.
(9)Percent change includes reinvestment of $0.553 per share ordinary income dividends and $1.394 per share capital gains distributions.



SCHEDULE OF INVESTMENTS
                              Shares Held/                                                                           Percent of
Industries                    Face Amount              Stocks & Bonds                      Cost             Value    Net Assets
Banking & Financial            1,000,000   Republic New York Corp.                   $   44,267,281   $   88,625,000    1.5%
Services                       1,000,000   Safra Republic Holdings S.A. (ADR)*           69,529,500      180,000,000    3.0
                                                                                     --------------   --------------  ------
                                                                                        113,796,781      268,625,000    4.5

Diversified Resource           2,109,000   Arcadian Corp.                                47,969,951       55,888,500    0.9
Companies                      1,500,000   Freeport-McMoRan Copper & Gold,
                                           Inc. (Class A)                                36,449,551       41,062,500    0.7
                               5,000,000   Freeport-McMoRan Copper & Gold,
                                           Inc. (Class B)                               107,984,584      143,750,000    2.4
                               3,750,000   Freeport-McMoRan, Inc.                       114,789,644      108,281,250    1.8
                               1,050,000   IMC Global, Inc.                              37,222,925       40,031,250    0.7
                                                                                     --------------   --------------  ------
                                                                                        344,416,655      389,013,500    6.5

Domestic                       1,554,300   Anadarko Petroleum Corp.                      65,367,451      100,640,925    1.7
Exploration &                  9,000,000   Santa Fe Energy Resources, Inc.               83,865,388      133,875,000    2.2
Production                     3,000,000   Seagull Energy Corp.                          63,430,800       64,125,000    1.1
                               3,000,000   Vastar Resources, Inc.                        89,836,252      108,375,000    1.8
                                                                                     --------------   --------------  ------
                                                                                        302,499,891      407,015,925    6.8

Electronic                     6,255,000   Cirrus Logic, Inc.                            69,372,447       96,952,500    1.6
Components                   $ 1,000,000   Cirrus Logic, Inc. (Convertible
                                           Bond), 6% due 12/15/2003                     100,000,000       90,250,000    1.5
                                 300,000   Intel Corp.                                   15,446,250       48,637,500    0.8
                               3,500,000   Komag, Inc.                                   72,539,664      102,812,500    1.7
                                                                                     --------------   --------------  ------
                                                                                        257,358,361      338,652,500    5.6

Energy Acquisition             8,000,000   Apache Corp.                                 232,123,043      307,000,000    5.1
& Exploitation                 2,200,000   Devon Energy Corp.                            34,401,130       77,825,000    1.3
                             $ 1,000,000   Devon Financing Trust (Convertible
                                           Preferred), 6.50% due 6/15/2026               50,000,000       66,875,000    1.1
                               4,000,000   Newfield Exploration Co.                      56,598,373      106,000,000    1.8
                                                                                     --------------   --------------  ------
                                                                                        373,122,546      557,700,000    9.3

International                  8,000,000   Norcen Energy Resources, Ltd.                120,353,892      196,317,196    3.3
Exploration &
Production

Miscellaneous                  1,000,000   Affymetrix, Inc.                              16,662,627       29,000,000    0.5
                               2,000,000   Avalon Properties, Inc.                       52,951,219       55,250,000    0.9
                               2,000,000   Beacon Properties Corp.                       65,329,505       71,500,000    1.2
                               1,125,000   Crescent Real Estate Equities Inc.            54,520,638       60,328,125    1.0
                               2,464,260   CytoTherapeutics, Inc.                        17,442,583       24,334,568    0.4
                                 434,500   CytoTherapeutics, Inc. (Warrants)(a)             651,750        1,367,371    0.0
                               3,179,600   Equity Residential Properties Trust          133,219,589      136,722,800    2.3
                               3,000,000   Federal Realty Investment Trust               84,000,000       84,750,000    1.4
                               1,000,000   RAO Gazprom (ADR)*                            17,865,451       20,250,000    0.3
                               4,000,000   Simon DeBartolo Group, Inc.                  119,612,092      117,000,000    1.9
                                 932,700   Starwood Lodging Trust                        32,026,572       38,124,113    0.6
                                                                                     --------------   --------------  ------
                                                                                        594,282,026      638,626,977   10.5

SCHEDULE OF INVESTMENTS (continued)
                                Shares                                                                               Percent of
Industries                       Held                  Stocks & Bonds                     Cost              Value    Net Assets
Natural Gas                    3,117,000   TransMontaigne Oil Co.                    $   17,143,500   $   44,417,250    0.7%
Gathering &                    3,500,000   Western Gas Resources, Inc.                   74,549,278       68,687,500    1.1
Transmission                                                                         --------------   --------------  ------
                                                                                         91,692,778      113,104,750    1.8

Offshore Drilling              7,300,000   Ensco International, Inc.                    105,639,352      402,412,500    6.7
Companies                     16,300,000   Global Marine, Inc.                           59,126,323      364,712,500    6.0
                                                                                     --------------   --------------  ------
                                                                                        164,765,675      767,125,000   12.7

Oil Refining                   2,000,000   Valero Energy Corp.                           42,758,899       67,500,000    1.1

Oilfield Services              5,000,000   Nabors Industries, Inc.                       55,701,065       92,500,000    1.5
                               1,100,000   Schlumberger Ltd., Inc.                       75,504,657      122,237,500    2.0
                               3,000,000   Weatherford Enterra, Inc.                     86,669,086      109,125,000    1.8
                               2,955,500   Western Atlas, Inc.                          171,544,718      200,604,562    3.3
                                                                                     --------------   --------------  ------
                                                                                        389,419,526      524,467,062    8.6

Personal                       3,000,000   Dell Computer Corp.                           22,207,010      198,375,000    3.3
Computers

                                           Total Stocks & Bonds                       2,816,674,040    4,466,522,910   74.0

                                 Face
                                Amount             Short-Term Securities

Commercial                   $20,166,000   Allomon Funding Corp., 5.34% due
Paper**                                    2/21/1997                                     20,106,174       20,106,174    0.3
                                           Atlantic Asset Securitization Corp.:
                              35,429,000     5.365% due 2/18/1997                        35,339,242       35,339,242    0.6
                              14,000,000     5.34% due 2/19/1997                         13,962,620       13,962,620    0.2
                              25,000,000   Bellsouth Capital Funding Corp.,
                                           5.32% due 3/14/1997                           24,848,528       24,848,528    0.4
                                           CSW Credit, Inc.:
                              10,000,000     5.30% due 2/24/1997                          9,966,139        9,966,139    0.2
                              11,000,000     5.35% due 3/04/1997                         10,949,324       10,949,324    0.2
                               6,800,000     5.32% due 3/13/1997                          6,759,804        6,759,804    0.1
                              75,000,000   Carnival Corp., 5.35% due 2/05/1997           74,955,417       74,955,417    1.2
                              44,700,000   Caterpillar Inc., 5.30% due 2/10/1997         44,640,772       44,640,772    0.7
                              50,000,000   Ciesco, L.P., 5.32% due 3/14/1997             49,697,056       49,697,056    0.8
                              12,518,000   Clipper Receivables Corp., 5.37%
                                           due 2/07/1997                                 12,506,796       12,506,796    0.2
                              45,000,000   Corporate Receivables Corp., 5.35%
                                           due 3/07/1997                                 44,772,625       44,772,625    0.7
                                           Countrywide Home Loans:
                              10,000,000     5.31% due 3/04/1997                          9,954,275        9,954,275    0.2
                              21,000,000     5.37% due 3/17/1997                         20,862,170       20,862,170    0.3
                              46,003,000   Dean Witter, Discover Card & Co.,
                                           5.30% due 3/20/1997                           45,684,685       45,684,685    0.8
                                           Eureka Securitization Inc.:
                              40,000,000     5.37% due 2/20/1997                         39,886,633       39,886,633    0.7
                              30,000,000     5.32% due 2/27/1997                         29,884,733       29,884,733    0.5
                              25,000,000     5.37% due 4/01/1997                         24,779,979       24,779,979    0.4

SCHEDULE OF INVESTMENTS (continued)
                                  Face                                                                               Percent of
                                 Amount            Short-Term Securities                   Cost             Value    Net Assets
Commercial                                 Finova Capital Corp.:
Paper**                     $ 15,000,000     5.35% due 3/10/1997                     $   14,917,521   $   14,917,521    0.3%
(concluded)                   11,909,000     5.35% due 3/18/1997                         11,829,359       11,829,359    0.2
                              84,215,000   Ford Motor Credit Co., 5.31% due
                                           2/10/1997                                     84,103,205       84,103,205    1.4
                                           GTE Corp.:
                               3,100,000     5.33% due 2/19/1997                          3,091,739        3,091,739    0.1
                              71,000,000     5.33% due 2/26/1997                         70,737,201       70,737,201    1.2
                                           General Motors Acceptance Corp.:
                              56,295,000     5.62% due 2/03/1997                         56,277,423       56,277,423    0.9
                              50,000,000     5.32% due 3/24/1997                         49,623,167       49,623,167    0.8
                              50,000,000     5.35% due 4/01/1997                         49,561,597       49,561,597    0.8
                                           Goldman Sachs Group, L.P.:
                              30,000,000     5.375% due 3/03/1997                        29,865,625       29,865,625    0.5
                              50,000,000     5.31% due 3/07/1997                         49,749,250       49,749,250    0.8
                              30,000,000   Hertz Funding Corp., 5.30% due
                                           3/10/1997                                     29,836,583       29,836,583    0.5
                                           International Securitization Corp.:
                              41,743,000     5.33% due 2/10/1997                         41,687,377       41,687,377    0.7
                              25,000,000     5.35% due 2/18/1997                         24,936,840       24,936,840    0.4
                              50,000,000   J.P. Morgan & Company, Inc., 5.31%
                                           due 3/10/1997                                 49,727,125       49,727,125    0.8
                              50,000,000   Lehman Brothers Holdings Inc.,
                                           5.42% due 2/04/1997                           49,977,417       49,977,417    0.8
                                           Morgan Stanley Group, Inc.:
                              50,000,000     5.30% due 2/21/1997                         49,852,778       49,852,778    0.8
                              50,000,000     5.30% due 2/27/1997                         49,808,611       49,808,611    0.8
                                           NYNEX Corp.:
                              25,000,000     5.38% due 2/06/1997                         24,981,319       24,981,319    0.4
                              40,000,000     5.32% due 2/11/1997                         39,940,889       39,940,889    0.7
                              50,000,000     5.38% due 2/11/1997                         49,925,278       49,925,278    0.8
                                           National Fleet Funding Corp.:
                              19,000,000     5.36% due 2/27/1997                         18,926,449       18,926,449    0.3
                              21,500,000     5.35% due 2/28/1997                         21,413,731       21,413,731    0.4
                               9,000,000     5.34% due 3/14/1997                          8,945,265        8,945,265    0.1
                               9,858,000   Preferred Receivables Funding Corp.,
                                           5.35% due 2/04/1997                            9,853,605        9,853,605    0.2
                              27,788,000   Sherwood Medical Co., 5.37%
                                           due 2/26/1997                                 27,684,374       27,684,374    0.5
                              11,000,000   Student Loan Corp., 5.35% due
                                           2/10/1997                                     10,985,288       10,985,288    0.2
                              17,679,000   Three Rivers Funding, 5.34% due
                                           2/06/1997                                     17,665,888       17,665,888    0.3
                                           WCP Funding, Inc.:
                              40,000,000     5.35% due 2/14/1997                         39,922,722       39,922,722    0.7
                              50,000,000     5.35% due 3/04/1997                         49,769,653       49,769,653    0.8
                                                                                     --------------   --------------  ------
                                                                                      1,555,154,251    1,555,154,251   25.7

SCHEDULE OF INVESTMENTS (concluded)
                                  Face                                                                               Percent of
                                 Amount            Short-Term Securities                  Cost              Value    Net Assets
US Government &              $40,000,000   Federal Home Loan Mortgage Corp.,         $  39,899,889    $   39,899,889    0.7%
Agency                                     5.30% due 2/18/1997
Obligations**

                                           Total Short-Term Securities               1,595,054,140     1,595,054,140   26.4


Total Investments                                                                    $4,411,728,180    6,061,577,050  100.4
                                                                                     ==============
Liabilities in Excess of Other Assets                                                                    (26,509,323)  (0.4)
                                                                                                      --------------  ------
Net Assets                                                                                            $6,035,067,727  100.0%
                                                                                                      ==============  ======

Net Asset                      Class A--Based on net assets of $1,249,989,154
Value:                                  and 45,499,589shares of beneficial
                                        interest outstanding                                          $        27.47
                                                                                                      ==============
                               Class B--Based on net assets of $3,423,769,236
                                        and 134,251,609shares of beneficial
                                        interest outstanding                                          $        25.50
                                                                                                      ==============
                               Class C--Based on net assets of $242,742,448
                                        and 9,575,547shares of beneficial
                                        interest outstanding                                          $        25.35
                                                                                                      ==============
                               Class D--Based on net assets of $1,118,566,889
                                        and 40,821,035 shares of beneficial
                                        interest outstanding                                          $        27.40
                                                                                                      ==============

  *American Depositary Receipts (ADR).
 **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.



PORTFOLIO INFORMATION

For the Quarter Ended January 31, 1997

                                        Percent of
Ten Largest Equity Holdings             Net Assets

Ensco International, Inc.                  6.7%
Global Marine, Inc.                        6.0
Apache Corp.                               5.1
Western Atlas, Inc.                        3.3
Dell Computer Corp.                        3.3
Norcen Energy Resources, Ltd.              3.3
Freeport-McMoRan Copper & Gold, Inc.*      3.1
Safra Republic Holdings S.A. (ADR)         3.0
Equity Residential Properties Trust        2.3
Santa Fe Energy Resources, Inc.            2.2

[FN]
*Includes Class A and Class B Shares.



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Stephen C. Johnes, Vice President and
   Portfolio Manager
Gerald M. Richard, Treasurer
Jerry Weiss, Secretary

Custodian
State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, Massachusetts 02171

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863